Note 25 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule of Non-interest Income From Customer Contracts [Table Text Block]
	Years ended December 31,
	2022	2021	2020
	(dollars in thousands)

Fees and gains on sales of mortgage loans(1)	$2,973	$9,997	$9,560
Service charges on deposits	7,382	6,137	5,659
Debit and credit card interchange income, net	8,416	7,783	5,842
Brokerage income	6,929	6,368	4,837
BOLI and annuity earnings(1)	1,346	1,109	959
Security gain (loss), net(1)	(1,620)	28	882
Other non-interest income	1,994	1,428	2,056
Total non-interest income	$27,420	$32,850	$29,795